Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 80,625,000.00
Previously Paid Amount	0.00
Total Fee Amount	11,134.31
Total Offset Amount	2,468.74
Net Fee	$ 8,665.57
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A